Promissory Notes and Loans Payable (Details Textual) - USD ($)														1 Months Ended													6 Months Ended	12 Months Ended
	Feb. 03, 2021	Sep. 11, 2020	Jun. 02, 2020	Apr. 07, 2020	Feb. 04, 2020	Jan. 02, 2020	Dec. 01, 2019	Nov. 01, 2019	Oct. 02, 2019	Aug. 15, 2019	Nov. 13, 2018	Oct. 17, 2018	Jun. 01, 2018	Mar. 30, 2021	Jan. 29, 2021	Jan. 26, 2021	Oct. 22, 2020	Sep. 30, 2020	Aug. 25, 2020	Jun. 17, 2020	Apr. 15, 2020	Jan. 28, 2020	Dec. 30, 2019	Sep. 18, 2019	Oct. 23, 2018	Aug. 29, 2018	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2019	Feb. 11, 2019
Promissory Notes and Loans Payable (Textual)
Accrued interest																							$ 94,500
Agreement, description																	The Company issued 10,000,000 shares of common stock to a consultant for services rendered, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $34,000 was charged to consulting expense.
Bears interest rate											5.00%										10.00%						5.50%
Promissory note maturity date											Jun. 30, 2019															Feb. 28, 2019	Sep. 09, 2017
Derivative liability																											$ 144,937
Livingston Asset Management [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount																											0
Note and accrued interest																											$ 5,493
Livingston Asset Management [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount													$ 17,000					$ 85,000										$ 85,000
Interest percentage of debt													10.00%
Accrued interest					$ 1,491	$ 1,209	$ 1,353	$ 1,495	$ 1,637									6,760										1,067
Agreement, description													The Company will also pay $3,000 in cash due on the first of each month.
Promissory note issued					$ 17,000	$ 17,000	$ 17,000	$ 17,000	$ 17,000
Bears interest rate					10.00%	10.00%	10.00%	10.00%	10.00%				10.00%
Maturity Term					6 months	6 months	6 months	6 months	6 months
Note principal and accrued interest related description					The note bears interest at 10% and matures in six months The note principal of $17,000 and accrued interest of $1,491 were forgiven at March 31, 2021 and a gain on debt extinguishment was recognized for $18,491.	The note principal balance was $17,000 at September 30, 2020 and accrued interest was $1,209. During the six months ended March 31, 2021, the principal and accrued interest were fully converted following an amendment to reinstate the original conversion terms.	Conversion terms were reinstated and the note and accrued interest of $1,770 were fully converted into common stock during the six months ended March 31, 2021. $17,000 was charged to loss on debt extinguishment due to reinstatement of conversion feature treated as stock settled debt in accordance with ASC 480.	Conversion terms were reinstated and the note and accrued interest of $1,799 were fully converted into common stock during the six months ended March 31, 2021. $17,000 was charged to loss on debt extinguishment due to reinstatement of conversion feature treated as stock settled debt in accordance with ASC 480.	Conversion terms of the original note were reinstated and the note and accrued interest of $1,924 were fully converted into common stock during the six months ended March 31, 2021. $17,000 was charged to loss on debt extinguishment due to reinstatement of conversion feature treated as stock settled debt in accordance with ASC 480.
Net of fees and expenses																															$ 1,145
EBF Partners LLC [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount																						$ 208,500
HowCo [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount																														$ 187,870
Interest percentage of debt				75.00%
Agreement, description				The terms call for Howco to use 75% of the funded amount for payroll costs. Howco has put in place controls designed to ensure compliance with the terms of forgiveness. The amount forgiven will be recognized as gain on debt extinguishment when approved. Any amount that is not forgiven is to be paid over the 18 months following the 6 month deferral period. On January 20, 2021 the Company was notified by its bank that the Small Business Administration authorized full forgiveness of its Paycheck Protection Program Loan in the amount of $220,710. The forgiveness of debt was recognized as a gain on debt extinguishment for the amount forgiven.						Under the terms of the agreement Fora receives 245 payments of $854, for each business day followed by a final payment of $853.									The Company entered into a financing arrangement through its subsidiary Howco with IOU. Howco received $199,405 less fees of $595 and Original Issue Discount of $22,000 and deferred finance charges of $47,606, for a total of $70,201 to be amortized over the term of the note. A total of $269,606 will be paid by direct debit of Howco’s bank account of $5,173, for 52 weekly payments and 1 payment of $620. The Company recognized a principal amount of $269,606 with debt discounts of $70,201. The Company’s CEO is a personal guarantor on financing facility.			The CEO is a personal guarantor for the MCA. Howco will make payments each business day by way of an ACH withdrawal of $1,489, for 140 payments.		Under the terms of the agreement PIRS receives 172 payments of $1,139
Bears interest rate				0.98%																							0.98%
Maturity Term				24 months																							24 months
Note principal and accrued interest related description										The principal balance was $184,390 at September 30, 2019. Following a second financing with FORA (see below) the principal balance was $0 at June 2, 2020 and September 30, 2020.
Cash received										$ 146,250												$ 147,355
Issuance of discount amortization amount										60,000												58,500		$ 42,840
Legal and other fees																						$ 2,645
Principal amount outstanding				$ 220,710														220,709									$ 154,790	220,709
Net of fees and expenses																								3,459
Purchase amount																								149,541
HowCo [Member] | Financing Arrangement [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount																$ 462,524		243,742									373,577	243,742	$ 176,495
Agreement, description														The Company entered into a financing arrangement through its subsidiary Howco with ODK Capital, LLC. Howco received $83,000 less fees of $2,075 and Original Issue Discount of $29,631 to be amortized over the term of the note. A total of $112,631 will be paid by direct debit of Howco's bank account of $2,166, for 52 weekly payments. The Company recognized a principal amount of $112,631, $2,075 charged to expense and debt discounts of $29,631. The Company's CEO is a personal guarantor of the financing facility.		The Company entered into a financing arrangement through its subsidiary Howco with IOU Central Inc. Howco received $121,707, net of discounts totaling $119,929 fees of $595 and prior loan payoff amounts of $75,975 (FORA) and $152,318 (IOU prior note). A total of $462,524 will be paid by direct debit of Howco's bank account of $8,895, for 51 weekly payments and a final payment of $9,894.			The Company entered into a financing arrangement through its subsidiary Howco with IOU Central Inc. Howco received $199,405 less fees of $595 and Original Issue Discount of $22,000 and deferred finance charges of $47,606, for a total of $70,201 to be amortized over the term of the note. A total of $269,606 will be paid by direct debit of Howco's bank account of $5,173, for 52 weekly payments and 1 payment of $620. The Company recognized a principal amount of $269,606 with debt discounts of $70,201. The Company's CEO is a personal guarantor on financing facility.
Note principal and accrued interest related description														As of March 31, 2021 the principal balance is $112,631, with unamortized debt discount of $29,631 having a net balance of $83,000.		The principal balance of $152,318 on January 26, 2021 was fully liquidated upon funding of the IOU note discussed below.
Unamortized debt discount																		58,110									98,870	58,110	26,544
Net balance																		185,632									274,707	185,632	149,951
Debt discounts																$ 119,929
Fora Business Loans LLC [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount										210,000
Net of fees and expenses										$ 3,750
Fora Business Loans LLC [Member] | Financing Arrangement [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount																		140,854										140,854	87,927
Agreement, description			The Company entered into a financing arrangement through its subsidiary Howco with Fora Financial Business Loans, LLC. Howco received $150,000, net of discounts totaling $60,000 and less legal and underwriting fees of $3,750 and prior loan payoff amount of $40,975. A total of $210,000 will be paid by direct debit of Howco's bank account of $854, for 245 daily installments payments. The Company will recognize a principal amount of $210,000 with debt discounts of $63,750, and liquidate the principal balance and related discounts from the 2019 financing. The Company's CEO is a personal guarantor on financing facility.
Unamortized debt discount																		28,944										28,944	11,473
Net balance																		111,910										111,910	$ 76,454
The Small Business Administration [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount																		150,000		$ 150,000							150,000	150,000
Bears interest rate																				3.75%
Debt instrument amortization payments																				$ 731
Trillium Partners LP [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount		$ 150,000																$ 150,000										$ 150,000
Accrued interest																											827
Promissory note issued	$ 75,000														$ 95,000
Bears interest rate	2.00%	2.00%													2.00%
Note principal and accrued interest related description	The principal balance was $75,000 at March 31, 2021 with accrued interest of $230.														The principal balance was $95,000 at March 31, 2021 with accrued interest of $316.
Cash received	$ 73,085														$ 93,692
Issuance of discount amortization amount	$ 1,915														$ 1,308
Promissory note maturity date	Jul. 31, 2021	Mar. 31, 2021													Jul. 31, 2021
Repaid note principal																											70,000
Trillium Partners LP [Member] | Minimum [Member]
Promissory Notes and Loans Payable (Textual)
Forgave amount																											30,000
Trillium Partners LP [Member] | Maximum [Member]
Promissory Notes and Loans Payable (Textual)
Forgave amount																											$ 50,000
Porta Pellex [Member]
Promissory Notes and Loans Payable (Textual)
Principal amount												$ 62,500													$ 62,500
Accrued interest												7,500													$ 7,500
Note and accrued interest												$ 62,500
Agreement, description																									The Jefferson Street Capital LLC note principal and accrued interest was fully converted into 128,620 shares of common stock by December 5, 2018. A net loss on debt extinguishment of $14,057 was recorded during the year ended September 30, 2019.
Note principal and accrued interest related description												The Trillium Partners LP note principal and accrued interest was fully converted into 115,669 shares of common stock by November 27, 2018.
Unamortized debt discount																									$ 62,500
Conversion of interest common shares principal discount percentage												50.00%
Premium with charge to interest expenses												$ 62,500
Derivative liability																									78,471
Initial derivative expense																									$ 15,971
PIRS Capital LLC [Member]
Promissory Notes and Loans Payable (Textual)
Purchase amount																								$ 195,840